Segment Information - Net Revenues by Product Segment and by Product Line (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net revenues	$ 7,404	$ 8,082	$ 8,493
Sense & Power and Automotive Products (SP&A) [Member]
Segment Reporting Information [Line Items]
Net revenues	4,774	4,775	4,622
Sense & Power and Automotive Products (SP&A) [Member] | Automotive ("APG") [Member]
Segment Reporting Information [Line Items]
Net revenues	1,807	1,668	1,554
Sense & Power and Automotive Products (SP&A) [Member] | Industrial & Power Discrete ("IPD") [Member]
Segment Reporting Information [Line Items]
Net revenues	1,865	1,801	1,747
Sense & Power and Automotive Products (SP&A) [Member] | Analog & MEMS ("AMS") [Member]
Segment Reporting Information [Line Items]
Net revenues	1,102	1,306	1,320
Sense & Power and Automotive Products (SP&A) [Member] | Other SPA [Member]
Segment Reporting Information [Line Items]
Net revenues			1
Embedded Processing Solutions (EPS) [Member]
Segment Reporting Information [Line Items]
Net revenues	2,608	3,269	3,826
Embedded Processing Solutions (EPS) [Member] | Digital Convergence Group ("DCG") [Member]
Segment Reporting Information [Line Items]
Net revenues	756	1,492	2,275
Embedded Processing Solutions (EPS) [Member] | Microcontrollers, Memory & Security ("MMS") [Member]
Segment Reporting Information [Line Items]
Net revenues	330	409	395
Embedded Processing Solutions (EPS) [Member] | Wireless ("WPS") [Member]
Segment Reporting Information [Line Items]
Net revenues	1,507	1,367	1,147
Embedded Processing Solutions (EPS) [Member] | Other EPS [Member]
Segment Reporting Information [Line Items]
Net revenues	15	1	9
Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	7,382	8,044	8,448
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 22	$ 38	$ 45